RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of transactions between related parties
As of December 31, 2024

	Stockholders with an interest equal or higher than 20% of the Bank's capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	1,232	-	49,643
Derivative financial instruments	1,283	729	53
Loans and advances to customers	2,562,324	23,973	294,674
Allowance for loans, advances and lease losses	(2,759)	(19)	(2,453)
Investment in associates and joint ventures	-	-	2,928,984
Other assets	17,685	16	332,811
Total assets	2,579,765	24,699	3,603,712

Liabilities
Deposits by customers	1,522,278	16,807	242,996
Derivative financial instruments	53,051	183	10,116
Other liabilities	20,044	91	73,838
Total liabilities	1,595,373	17,081	326,950

Income
Interest on loans and financial leases	268,820	1,834	27,177
Valuation on financial instruments	145	-	9,504
Fees and commissions income	750,416	159	18,004
Dividends and net income on equity investments	75	-	30,202
Derivatives Foreign exchange contracts	(68,910)	1,442	(6,797)
Other operating income	43,476	70	47,629
Net income	994,022	3,505	125,719

Expenses
Interest expenses	136,562	876	9,066
Credit impairment (recovery) charges, net	1,566	(29)	2,742
Fees and commissions expenses	477	-	186,384
Employee benefits(2)	105,604	131	-
Other administrative and general expenses	130,571	2,711	77,086
Total expenses	374,780	3,689	275,278
(1)Includes Grupo Sura conglomerate.
(2)In case of stockholders with an interest equal or higher than 20% of the Bank’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates for employees.
As of December 31, 2023

	Stockholders with an interest equal or higher than 20% of the Bank's capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	6,050	-	54,001
Derivative financial instruments	48,747	-	7,297
Loans and advances to customers	1,850,407	22,437	271,676
Allowance for loans, advances and lease losses	(1,455)	(50)	(760)
Investment in associates and joint ventures	-	-	2,997,603
Other assets	17,951	18	271,263
Total assets	1,921,700	22,405	3,601,080

Liabilities
Deposits by customers	1,434,117	16,312	141,853
Derivative financial instruments	14	209	1,068
Other liabilities	23,070	59	70,387
Total liabilities	1,457,201	16,580	213,308

Income
Interest on loans and financial leases	157,451	1,783	27,925
Valuation on financial instruments	97	-	11,998
Fees and commissions income	744,000	98	14,647
Dividends and net income on equity investments(2)	213	-	109,563
Derivatives Foreign exchange contracts	63,060	(218)	27,174
Other operating income	48,531	9	9,806
Net income	1,013,352	1,672	201,113

Expenses
Interest expenses	181,085	1,038	8,261
Credit impairment (recovery) charges, net	(8,307)	4	(1,193)
Fees and commissions expenses	590	-	152,563
Employee benefits(3)	89,199	93	-
Other administrative and general expenses	159,184	2,492	23,644
Total expenses	421,751	3,627	183,275
(1)Includes Grupo Sura conglomerate.
(2)Includes impairment of associates and joint ventures mainly in Tuya S.A.
(3)In case of stockholders with an interest equal or higher than 20% of the Bank’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates for employees.
As of December 31, 2022

	Stockholders with an interest equal or higher than 20% of the Bank’s capital(1)	Directors and senior management	Associates and joint ventures
In millions of COP
Assets
Financial assets investments	5,711	-	51,991
Derivative financial instruments	191	5	8
Loans and advances to customers	947,150	28,935	342,896
Allowance for loans, advances and lease losses	(9,746)	(49)	(3,470)
Investment in associates and joint ventures	-	-	2,915,633
Other assets(2)	17,520	41	209,350
Total assets	960,826	28,932	3,516,408

Liabilities
Deposits by customers	1,364,663	14,433	161,708
Derivative financial instruments	23	-	27,571
Other liabilities(2)	26,803	56	54,017
Total liabilities	1,391,489	14,489	243,296

Income
Interest on loans and financial leases	74,896	1,249	21,715
Valuation on financial instruments	-	-	994
Fees and commissions income	929,721	100	20,574
Dividends and net income on equity investments	30	-	224,602
Derivatives Foreign exchange contracts	(10,158)	984	(30,484)
Other operating income	50,816	28	99,855
Net income	1,045,305	2,361	337,256

Expenses
Interest expenses	112,403	301	8,483
Credit impairment (recovery) charges, net	10,171	50	(550)
Fees and commissions expenses	19	-	180,951
Employee benefits(3)	76,455	117	-
Other administrative and general expenses	161,367	2,056	30,792
Total expenses	360,415	2,524	219,676
(1)Includes Grupo Sura conglomerate.
(2)The values disclosed for Other assets and Other liabilities corresponding to Stockholders with an interest equal or higher than 20% as of December 31, 2022 were restated from COP 54,842 to COP 17,520 and from COP 163,385 to 26,803, respectively; this restatement has no effect on the Financial Statements and their notes, and it was also concluded that the revised figures were adjusted and disclosed on a comparative basis.
(3)In case of stockholders with an interest equal or higher than 20% of the Bank’s capital, includes the benefit provided to employees for insurance policies and for directors and senior management corresponds to the benefit of special credit rates